Related Party Transactions (Details) - Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Aggregate Amount of Compensation Received by Company’s key Management [Abstract]
Salaries and wages		$ 5,336	$ 5,980
Variable cash compensation	[1]	16,599	18,658
Aggregate amount of compensation		$ 21,935	$ 24,638

[1]	The Company approves the variable cash compensation for its executives, typically at the end of March of each year, for the year that has just ended. Therefore, the variable cash compensation amount presented in these financial statements is the amount actually paid during the year to which they refer, related to previous periods.